- SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details Text) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Signifcant Accounting Policies [Abstract]
The Company had $4,148 of cash as of March 31, 2016.	$ 4,148	$ 176	$ 2,191	$ 3,500